Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Digital Assets (Details) [Line Items]
Impairment loss	$ 6,632,437	$ 24,654,267	$ 27,993,571
Earned liquid staking (in Dollars per share)	$ 71.7
BTC [Member]
Digital Assets (Details) [Line Items]
Impairment loss	$ 4,519,692	21,143,096	27,869,847
ETH [Member]
Digital Assets (Details) [Line Items]
Impairment loss	$ 2,112,745	$ 3,511,171	$ 123,724
Native staked shares (in Shares)	12,352	160
Company staked shares (in Shares)	400	2,004
Company earned per share (in Dollars per share)	$ 369	$ 19.9